Cover	Sep. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2026
Entity File Number	000-07092
Entity Registrant Name	RELIABILITY INCORPORATED
Entity Central Index Key	0000034285
Entity Tax Identification Number	75-0868913
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	22505 Gateway Center Drive
Entity Address, Address Line Two	P.O. Box 71
Entity Address, City or Town	Clarksburg
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20871
City Area Code	(202)
Local Phone Number	965-1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	RLBY
Entity Emerging Growth Company	false